Long-term debt - Maturity Analysis (Details)		12 Months Ended	36 Months Ended
	Apr. 26, 2022	Dec. 31, 2025	Feb. 14, 2028
Senior unsecured notes 2030
Disclosure of Long-term Debt [Line Items]
Redemption price Percentage of senior unsecured notes	99.241%
Senior unsecured notes 2033
Disclosure of Long-term Debt [Line Items]
Redemption price Percentage of senior unsecured notes			107.25%
2025 | Senior unsecured notes 2030
Disclosure of Long-term Debt [Line Items]
Redemption price Percentage of senior unsecured notes		103.438%
2026 | Senior unsecured notes 2030
Disclosure of Long-term Debt [Line Items]
Redemption price Percentage of senior unsecured notes		102.292%
2027 | Senior unsecured notes 2030
Disclosure of Long-term Debt [Line Items]
Redemption price Percentage of senior unsecured notes		101.146%
Year 2028 and thereafter | Senior unsecured notes 2030
Disclosure of Long-term Debt [Line Items]
Redemption price Percentage of senior unsecured notes		100.00%
2028
Disclosure of Long-term Debt [Line Items]
Redemption price Percentage of senior unsecured notes		103.625%
2029
Disclosure of Long-term Debt [Line Items]
Redemption price Percentage of senior unsecured notes		101.813%
2030 and thereafter
Disclosure of Long-term Debt [Line Items]
Redemption price Percentage of senior unsecured notes		100.00%